Revenues	12 Months Ended
Dec. 31, 2024
Disclosure Revenues Abstract
Revenues

13 Revenues

	For the years ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$

Sale of robotics	5,228,965	3,633,740	1,535,783	1,124,128
Software revenue	1,238,435	1,053,185	2,237,541	1,637,784
Others	42,769	-	-	-
	6,510,169	4,686,925	3,773,324	2,761,912